Segment information	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Segment information

D.35. Segment information

With effect from December 31, 2017 Sanofi has three operating segments: Pharmaceuticals, Consumer Healthcare and Human Vaccines (Vaccines).

The Pharmaceuticals segment comprises the commercial operations of the following global franchises: Specialty Care (Rare Diseases, Multiple Sclerosis, Oncology, Immunology), Diabetes & Cardiovascular, Established Prescription Products and Generics, together with research, development and production activities dedicated to our Pharmaceuticals segment. This segment also includes associates whose activities are related to pharmaceuticals, in particular our share of Regeneron.

The Consumer Healthcare segment comprises, for all geographical territories, the commercial operations for our Consumer Healthcare products, together with research, development and production activities dedicated to those products.

The Vaccines segment comprises, for all geographical territories (including certain territories previously included in the Sanofi Pasteur MSD joint venture), the commercial operations of Sanofi Pasteur, together with research, development and production activities dedicated to vaccines.

Inter-segment transactions are not material.

The costs of Sanofi’s global functions (Medical Affairs, External Affairs, Finance, Human Resources, Legal Affairs, Information Solutions & Technologies, Sanofi Business Services, etc.) are managed centrally at group-wide level. The costs of those functions are presented within the “Other” category, which also includes other reconciling items such as retained commitments in respect of divested activities.

D.35.1. Segment results

The table below sets forth Sanofi’s net sales for the years ended December 31, 2018 and 2017:

(€ million)		Europe	United States	Other Countries	2018	Europe	United States	Other Countries	2017(a)
Pharmaceuticals		7,303	7,897	9,485	24,685	7,485	8,152	9,536	25,173

Diabetes & Cardiovascular		1,401	2,635	2,047	6,083	1,375	3,530	2,003	6,908
of which
	Lantus®	684	1,614	1,267	3,565	760	2,542	1,323	4,625
	Toujeo®	290	344	206	840	217	455	144	816
Established Prescription Products		3,330	751	4,762	8,843	3,494	1,269	5,055	9,818
of which
	Lovenox®	870	38	557	1,465	951	58	565	1,574
	Plavix®	147	—	1,293	1,440	150	1	1,319	1,470
Specialty Care		2,004	4,387	1,878	8,269	1,865	3,203	1,610	6,678
of which
	Aubagio®	385	1,157	105	1,647	387	1,084	96	1,567
	Cerezyme®	270	174	267	711	281	177	273	731
	Myozyme®/Lumizyme®	374	284	182	840	352	262	175	789
	Jevtana®	158	179	85	422	148	159	79	386
	Dupixent®	75	660	53	788	2	216	1	219
Generics		568	124	798	1,490	751	150	868	1,769

Consumer Healthcare		1,403	1,066	2,191	4,660	1,410	1,133	2,255	4,798

of which	Allegra®	17	207	172	396	12	233	177	422
	Doliprane®	281	—	52	333	277	—	46	323
	Dulcolax®	99	62	55	216	93	61	56	210
	Pharmaton®	19	—	71	90	20	—	79	99
	Gold Bond®	—	207	4	211	—	198	3	201

Vaccines		728	2,577	1,813	5,118	630	2,570	1,901	5,101

of which	Polio/Pertussis/Hib Vaccines	296	397	1,056	1,749	300	435	1,092	1,827
	Influenza Vaccines	177	1,233	298	1,708	113	1,128	348	1,589

Total net sales		9,434	11,540	13,489	34,463	9,525	11,855	13,692	35,072

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).

The table below sets forth Sanofi’s net sales for the years ended December 31, 2017 and 2016:

(€ million)		Europe	United States	Other Countries	2017	Europe	United States	Other Countries	2016
Pharmaceuticals		7,473	8,152	9,497	25,122	7,532	8,913	9,469	25,914

Diabetes & Cardiovascular		1,375	3,530	2,000	6,905	1,381	4,511	1,907	7,799

of which
	Lantus®	760	2,542	1,320	4,622	878	3,528	1,308	5,714
	Toujeo®	217	455	144	816	120	475	54	649
Established Prescription Products		3,473	1,269	5,019	9,761	3,642	1,490	5,179	10,311

of which
	Lovenox®	951	58	566	1,575	1,027	54	555	1,636
	Plavix®	150	1	1,320	1,471	162	1	1,381	1,544
Specialty Care		1,865	3,203	1,610	6,678	1,707	2,737	1,506	5,950

of which
	Aubagio®	387	1,084	96	1,567	308	908	79	1,295
	Cerezyme®	281	177	272	730	280	181	287	748
	Myozyme®/Lumizyme®	352	262	175	789	327	240	158	725
	Jevtana®	148	159	79	386	139	152	67	358
	Dupixent®	2	216	1	219	—	—	—	—
Generics		760	150	868	1,778	802	175	877	1,854

Consumer Healthcare		1,422	1,133	2,277	4,832	879	938	1,513	3,330

of which	Allegra®	12	233	178	423	9	243	165	417
	Doliprane®	277	—	46	323	260	—	49	309

Vaccines		630	2,570	1,901	5,101	268	2,540	1,769	4,577

of which	Polio/Pertussis/Hib Vaccines	300	435	1,092	1,827	105	405	985	1,495
	Influenza Vaccines	113	1,128	348	1,589	83	1,117	321	1,521

Total published net sales		9,525	11,855	13,675	35,055	8,679	12,391	12,751	33,821

Impact of IFRS 15					17				(12)

Total net sales (including impact of IFRS 15)					35,072				33,809

Sanofi reports segment results on the basis of “Business operating income”. This indicator is used internally by Sanofi’s chief operating decision maker to measure the performance of each operating segment and to allocate resources.

Business operating income is derived from Operating income, adjusted as follows:

•	the amounts reported in the line items Restructuring costs and similar items, Fair value remeasurement of contingent consideration and Other gains and losses, and litigation are eliminated;

•	amortization and impairment losses charged against intangible assets (other than software and other rights of an industrial or operational nature) are eliminated;

•	the share of profits/losses from investments accounted for using the equity method is added;

•	net income attributable to non-controlling interests is deducted;

•	other acquisition-related effects (primarily the workdown of acquired inventories remeasured at fair value at the acquisition date, and the impact of acquisitions on investments accounted for using the equity method) are eliminated;

•	restructuring costs relating to investments accounted for using the equity method are eliminated.

The table below sets forth Sanofi’s segment results for the years ended December 31, 2018 and December 31, 2017, based on the new segment reporting model:

	December 31, 2018
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Other	Total Sanofi
Net sales	24,685	4,660	5,118	—	34,463

Other revenues	252	—	962	—	1,214
Cost of sales	(6,738)	(1,539)	(2,854)	(190)	(11,321)
Research and development expenses	(4,572)	(143)	(555)	(624)	(5,894)
Selling and general expenses	(5,431)	(1,534)	(710)	(2,156)	(9,831)
Other operating income and expenses	(37)	101	(4)	(124)	(64)
Share of profit/(loss) from investments accounted for using the equity method	425	1	(3)	—	423
Net income attributable to non-controlling interests	(96)	(10)	—	—	(106)

Business operating income	8,488	1,536	1,954	(3,094)	8,884

	December 31, 2017(a)
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Other	Total Sanofi
Net sales	25,173	4,798	5,101	—	35,072

Other revenues	287	—	862	—	1,149
Cost of sales	(6,766)	(1,612)	(2,798)	(271)	(11,447)
Research and development expenses	(4,056)	(123)	(557)	(736)	(5,472)
Selling and general expenses	(5,649)	(1,645)	(728)	(2,050)	(10,072)
Other operating income and expenses	34	94	(107)	(17)	4
Share of profit/(loss) from investments accounted for using the equity method	212	1	1	—	214
Net income attributable to non-controlling interests	(110)	(15)	—	—	(125)

Business operating income	9,125	1,498	1,774	(3,074)	9,323

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.), and of the presentation of segment data using Sanofi’s new segment reporting model.

Due to lack of available data and the over-complex and significant adjustments that would be required (in particular to our reporting tools), not all comparative information has been restated to reflect the changes arising from the new segment reporting model of 2017. Segment results for 2017 and 2016 are therefore also presented using the previous segment reporting model in the tables below:

	December 31, 2017(a)
(€ million)	Pharmaceuticals(b)	Vaccines(c)	Other	Total Sanofi
Net sales	29,971	5,101	—	35,072

Other revenues	287	862	—	1,149
Cost of sales	(8,630)	(2,817)	—	(11,447)
Research and development expenses	(4,835)	(637)	—	(5,472)
Selling and general expenses	(9,190)	(881)	(1)	(10,072)
Other operating income and expenses	180	(108)	(68)	4
Share of profit/(loss) from investments accounted for using the equity method	213	1	—	214
Net income attributable to non-controlling interests	(125)	—	—	(125)

Business operating income	7,871	1,521	(69)	9,323

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
(b)	Includes Consumer Healthcare and an allocation of global support function costs. Consumer Healthcare net sales were €4,798 million in 2017.
(c)	Includes an allocation of global support function costs.

	December 31, 2016(a)
(€ million)	Pharmaceuticals(b)	Vaccines(c)	Other	Total Sanofi
Net sales	29,232	4,577	—	33,809

Other revenues	274	613	—	887
Cost of sales	(8,348)	(2,353)	—	(10,701)
Research and development expenses	(4,618)	(554)	—	(5,172)
Selling and general expenses	(8,735)	(743)	—	(9,478)
Other operating income and expenses	(1)	(14)	(112)	(127)
Share of profit/(loss) from investments accounted for using the equity method	131	48	—	179
Net income attributable to non-controlling interests	(112)	(1)	—	(113)

Business operating income	7,823	1,573	(112)	9,284

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
(b)	Includes Consumer Healthcare and an allocation of global support function costs. Consumer Healthcare net sales were €3,330 million in 2016.
(c)	Includes an allocation of global support function costs.

The table below, presented in compliance with IFRS 8, shows a reconciliation between aggregated “Business operating income” for the segments and Income before tax and investments accounted for using the equity method:

(€ million)	2018	2017(a)	2016(a)
Business operating income	8,884	9,323	9,284

Share of profit/(loss) from investments accounted for using the equity method(b)	(423)	(214)	(179)
Net income attributable to non-controlling interests(c)	106	125	113
Amortization and impairment of intangible assets	(2,888)	(2,159)	(1,884)
Fair value remeasurement of contingent consideration	117	(159)	(135)
Expenses arising from the impact of acquisitions on inventories(d)	(114)	(166)	—
Restructuring costs and similar items	(1,480)	(731)	(879)
Other expenses related to business combinations	(28)	—	—
Other gains and losses, and litigation(e)	502	(215)	211

Operating income	4,676	5,804	6,531

Financial expenses(f)	(435)	(420)	(924)
Financial income	164	147	68

Income before tax and investments accounted for using the equity method	4,405	5,531	5,675

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.), and of the presentation of segment data using Sanofi’s new segment reporting model.
(b)

Excluding restructuring costs relating to investments accounted for using the equity method and expenses arising from the impact of acquisitions on investments accounted for using the equity method, and after elimination of Sanofi’s share of the business net income of Sanofi Pasteur MSD from the date when Sanofi and Merck announced their intention to end their joint venture (€52 million in 2016).

(c)	Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
(d)	This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.
(e)	For 2018, the gain resulting from the European Generics business divestiture amounting to €510 million.
For 2017, this line includes an adjustment to provisions for vendor’s liability guarantees relating to past divestments.
For 2016, it includes the pre-tax gain on divestment of Sanofi’s interest in the Sanofi Pasteur MSD joint venture.
(f)	For 2016, this line includes an impairment loss of €457 million taken against Sanofi’s equity investment in Alnylam Pharmaceuticals, Inc. (see Note D.29.).

D.35.2. Other segment information

The tables below show the split by operating segment of (i) the carrying amount of investments accounted for using the equity method, (ii) acquisitions of property, plant and equipment, and (iii) acquisitions of intangible assets.

The principal investments accounted for using the equity method are: for the Pharmaceuticals segment, Regeneron Pharmaceuticals, Inc., the entities majority owned by BMS (see Note C.2.), and Infraserv GmbH & Co. Höchst KG; and for the Vaccines segment, Sanofi Pasteur MSD (until March 8, 2016; see Notes B.1. and D.1.3.).

Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	2018
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Total
Investments accounted for using the equity method	3,352	20	30	3,402
Acquisitions of property, plant and equipment	1,046	5	364	1,415
Acquisitions of other intangible assets	434	7	121	562

	2017
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Total
Investments accounted for using the equity method(a)	2,815	19	13	2,847
Acquisitions of property, plant and equipment	1,033	9	346	1,388
Acquisitions of other intangible assets	367	9	192	568

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.), and of the presentation of segment data using Sanofi’s new segment reporting model.

(€ million)	2016
	Pharmaceuticals	Vaccines	Total
Investments accounted for using the equity method(a)	2,888	4	2,892
Acquisitions of property, plant and equipment	904	315	1,219
Acquisitions of other intangible assets	807	57	864

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.), and of the presentation of segment data using Sanofi’s new segment reporting model.

D.35.3. Information by geographical region

The geographical information on net sales provided below is based on the geographical location of the customer. In accordance with IFRS 8, the non-current assets reported below exclude financial instruments, deferred tax assets, and pre-funded pension obligations.

	2018
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	34,463	9,434	2,319	12,193	11,540	12,836

Non-current assets:
• property, plant and equipment	9,651	5,871	3,163	2,719	2,238	1,061
• goodwill	44,235	—	—	—	—	—
• other intangible assets	21,889	8,058	—	11,190	—	2,641

	2017
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales(a)	35,072	9,525	2,330	12,460	11,855	13,087

Non-current assets:
• property, plant and equipment	9,579	5,969	3,180	2,560	2,142	1,050
• goodwill	40,264	—	—	—	—	—
• other intangible assets	13,080	6,171	—	5,210	—	1,699

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.), and of the presentation of segment data using Sanofi’s new segment reporting model.

(€ million)	2016
	Total	Europe	of which France	North America	of which United States	Other countries
Net sales(a)/(b)	33,809	8,679	2,206	12,963	12,391	12,167

Non-current assets:
• property, plant and equipment	10,019	6,068	3,413	2,850	2,447	1,101
• goodwill	40,287	—	—	—	—	—
• other intangible assets	10,879	3,612	—	5,430	—	1,837

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.), and of the presentation of segment data using Sanofi’s new segment reporting model.
(b)	Due to a change in accounting presentation, VaxServe sales of non-Sanofi products are included in Other revenues from 2016 onwards (see Note B.13.2.).

As stated in Note D.5., goodwill is not allocated by geographical region.